UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	September 30, 2018

WESTERN ASSET

INTERMEDIATE-TERM

MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide as high a level of income exempt from regular federal income tax* as is consistent with prudent investing.

*

A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate-Term Municipals Fund for the six-month reporting period ended September 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2018

II	Western Asset Intermediate-Term Municipals Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended September 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2018 U.S. gross domestic product (“GDP”)i growth was 2.2%. GDP growth then accelerated to 4.2% during the second quarter of 2018 — the strongest reading since the third quarter of 2014. Finally, the U.S. Department of Commerce’s initial reading for third quarter 2018 GDP growth — released after the reporting period ended — was 3.5%. The deceleration in GDP growth in the third quarter of 2018 reflected a downturn in exports and a deceleration in nonresidential fixed investment. Imports increased in the third quarter after decreasing in the second. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on September 30, 2018, the unemployment rate was 3.7%, versus 3.9% when the period began. September 2018’s reading was the lowest unemployment rate since 1969. However, the percentage of longer-term unemployed rose during the reporting period. In September 2018, 22.9% of Americans looking for a job had been out of work for more than six months, versus 20.0% when the period began.

Western Asset Intermediate-Term Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, the Fed raised the federal funds rate to a range between 2.00% and 2.25%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended September 30, 2018. The yield for the two-year Treasury note began the reporting period at 2.27% and ended the period at 2.81%. The low for the period of 2.25% took place on April 2, 2018 and the peak for the period of 2.83% occurred from September 24 to September 27, 2018. The yield for the ten-year Treasury began the reporting period at 2.74% and ended the period at 3.05%. The low for the period of 2.73% took place on April 2, 2018 and the high for the period of 3.11% took place on May 17, 2018.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the reporting period. For the six months ended September 30, 2018, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 0.72% and -0.14%, respectively. Both municipal and taxable bonds were negatively impacted by the rising interest rate environment. The municipal market’s relative outperformance was partially due to overall solid fundamentals and periods of positive investor demand.

Performance review

For the six months ended September 30, 2018, Class A shares of Western Asset Intermediate-Term Municipals Fund, excluding sales charges, returned 0.60%. The Fund’s unmanaged benchmark, the Bloomberg Barclays 1–15 Year Municipal Bond Indexvi, returned 0.78% for the same period. The Lipper Intermediate Municipal Debt Funds Category Average1 returned 0.63% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 213 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Intermediate-Term Municipals Fund

Performance Snapshot as of September 30, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate-Term Municipals Fund:
Class A	0.60%
Class C	0.31%
Class I	0.68%
Bloomberg Barclays 1–15 Year Municipal Bond Index	0.78%
Lipper Intermediate Municipal Debt Funds Category Average	0.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended September 30, 2018 for Class A, Class C and Class I shares were 1.97%, 1.43% and 2.17%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Performance of Class IS shares is not shown because the inception date for this share class was September 18, 2018.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.75%, 1.33% and 0.62%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.60% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Intermediate-Term Municipals Fund	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

October 31, 2018

RISKS: The Fund’s investments are subject to interest rate, inflation, reinvestment and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by other investment companies, including exchange- traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund indirectly bears its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Bloomberg Barclays 1–15 Year Municipal Bond Index is a market value weighted index of investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one to fifteen years.

VI	Western Asset Intermediate-Term Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of September 30, 2018 and March 31, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2018 and held for the six months ended September 30, 2018, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period			Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.60%	$1,000.00	$1,006.00	0.76%	$3.82	[3]	Class A	5.00%	$1,000.00	$1,021.26	0.76%	$3.85
Class C	0.31	1,000.00	1,003.10	1.34	6.73	[3]	Class C	5.00	1,000.00	1,018.35	1.34	6.78
Class I	0.68	1,000.00	1,006.80	0.60	3.02	[3]	Class I	5.00	1,000.00	1,022.06	0.60	3.04
Class IS4	-0.05	1,000.00	999.50	0.53	0.17	[5]	Class IS	5.00	1,000.00	1,022.41	0.53	2.69

2	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

[1]	For the six months ended September 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

[4]	For the period September 18, 2018 (inception date) to September 30, 2018.

[5]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (12), then divided by 365.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — September 30, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays 1-15 Year Municipal Bond Index
MBS	— Mortgage-Backed Securities
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

4	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — September 30, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays 1-15 Year Municipal Bond Index
MBS	— Mortgage-Backed Securities
WA Intermediate-Term	— Western Asset Intermediate-Term Municipals Fund

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.6%
Alabama — 0.5%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants, Series D	5.000%	10/1/22	$2,000,000	$2,148,840
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,351,280
Southeast Alabama Gas Supply District, Project #1, Series A	4.000%	4/1/24	4,250,000	4,466,112	(a)(b)
Total Alabama				10,966,232
Arizona — 1.0%
Arizona IDA:
Refunding, Academies Math & Science Project, SD Credit Program	5.000%	7/1/37	700,000	765,247
Refunding, Basis School Project, Credit Enhanced, SD Credit Program	5.000%	7/1/37	850,000	935,892
Chandler Industrial Development Authority, Intel Corp. Project	2.700%	8/14/23	8,000,000	7,963,680	(a)(b)(c)
Navajo Nation, Refunding, Series A	5.000%	12/1/25	3,400,000	3,720,110	(d)
Phoenix, AZ, Civic Improvement Corp., Refunding, Junior Lien	5.000%	7/1/27	4,000,000	4,522,960
Phoenix, AZ, IDA, Refunding, Great Hearts Academies	5.000%	7/1/36	1,600,000	1,694,672
Salt Verde, AZ, Financial Corp., Natural Gas Revenue	5.000%	12/1/32	3,665,000	4,252,390
Total Arizona				23,854,951
California — 17.7%
Alameda Corridor Transportation Authority:
Refunding, Second Subordinated Lien, Series B	5.000%	10/1/34	3,000,000	3,304,950
Refunding, Second Subordinated Lien, Series B	5.000%	10/1/36	4,200,000	4,593,246
Anaheim Housing & Public Improvements Authority, Refunding, Sewer Revenue Bonds	5.000%	2/1/36	2,060,000	2,387,602
Anaheim, CA, Public Financing Authority Lease Revenue:
Refunding, Series A	5.000%	5/1/28	1,100,000	1,246,069
Refunding, Series A	5.000%	5/1/29	1,255,000	1,416,757
Refunding, Series A	5.000%	5/1/30	1,700,000	1,913,452
Refunding, Series A	5.000%	5/1/31	1,850,000	2,078,198
Bay Area Toll Authority:
San Francisco Bay Area, Highway Toll Revenue, (SIFMA Municipal Swap Index Yield + 0.900%)	2.460%	5/1/23	37,000,000	37,829,170	(a)(b)
San Francisco Bay Area, Highway Toll Revenue, (SIFMA Municipal Swap Index Yield + 1.100%)	2.660%	4/1/24	8,000,000	8,258,160	(a)(b)
California Health Facilities Financing Authority:
Refunding, Stanford Hospital, Series A	5.000%	11/15/25	20,000,000	21,342,000	(e)
Refunding, Stanford Hospital, Series B	5.000%	11/15/25	7,465,000	7,965,901	(e)

See Notes to Financial Statements.

6	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Infrastructure & Economic Development Bank:
Green Bond, Clean Water State Revolving Fund	5.000%	10/1/43	$1,250,000	$1,447,438
UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,845,280
California Municipal Finance Authority, Senior Lien-LINXS APM Project	5.000%	12/31/34	4,550,000	5,081,303	(c)
California PCFA, Industrial Revenue	5.000%	7/1/27	8,190,000	8,647,002	(c)(d)
California State Public Works Board:
Various Capital Projects, Series A	5.250%	10/1/25	4,000,000	4,386,160
Various Capital Projects, Series A	5.250%	10/1/26	4,385,000	4,804,294
Various Capital Projects, Series A	5.000%	10/1/27	5,180,000	5,633,043
California State, GO:
Refunding, Bid Group C	5.000%	8/1/33	10,000,000	11,521,800
Refunding, Series A	5.000%	7/1/20	35,000,000	35,863,800	(e)
Refunding, Various Purpose	5.000%	9/1/35	3,500,000	4,011,000
Refunding, Various Purpose	4.000%	11/1/36	2,735,000	2,886,300
California Statewide CDA:
John Muir Health	5.000%	7/1/29	6,660,000	6,819,307	(e)
Provident Group-Pomona Properties LLC	5.600%	1/15/36	8,845,000	9,378,884	(d)
Rady Childrens Hospital, Series B	1.200%	8/15/47	9,900,000	9,900,000
Golden State Tobacco Securitization Corp.:
Refunding, Series A-1	5.000%	6/1/33	5,000,000	5,623,300
Refunding, Series A-1	5.000%	6/1/34	7,000,000	7,842,100
Refunding, Series A-1	5.000%	6/1/35	3,000,000	3,347,880
Long Beach, CA, Bond Finance Authority, Series A	5.250%	11/15/23	3,975,000	4,440,393
Los Angeles, CA, Department of Airports:
Subordinated, Los Angeles International Airport	5.000%	5/15/35	1,000,000	1,109,400	(c)
Subordinated, Los Angeles International Airport	5.000%	5/15/36	1,000,000	1,106,570	(c)
Subordinated, Series C	5.000%	5/15/37	4,925,000	5,517,724	(c)
Subordinated, Series C	5.000%	5/15/38	2,500,000	2,792,600	(c)
Los Angeles, CA, Department of Water & Power System Revenue:
Refunding, Power System, Series B	5.000%	7/1/38	5,525,000	6,309,439
Series C	5.000%	7/1/36	6,450,000	7,473,357
Series C	5.000%	7/1/37	3,000,000	3,460,980
Modesto Irrigation District, Series B	5.000%	10/1/27	10,000,000	10,562,300
M-S-R Energy Authority:
Series A	6.125%	11/1/29	1,900,000	2,337,076
Series B	6.125%	11/1/29	18,000,000	22,140,720

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Northern California Power Agency:
Lodi Energy Center, Series A	5.000%	6/1/19	$2,000,000	$2,042,940
Lodi Energy Center, Series A	5.000%	6/1/20	2,000,000	2,104,740
Lodi Energy Center, Series A	5.000%	6/1/25	15,805,000	16,638,082	(e)
Series A	5.000%	7/1/21	1,575,000	1,613,619
Palomar Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,519,400	(e)
River Islands Public Financing Authority:
Refunding, Community Facilities District No. 2003-1	5.000%	9/1/27	705,000	734,991
Refunding, Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	5,885,986
Riverside County Transportation Commission, Limited Tax, Series A	5.250%	6/1/26	4,700,000	5,394,895	(e)
Sacramento, CA, Cogeneration Authority:
Refunding, Procter & Gamble Project	5.000%	7/1/19	900,000	922,275
Refunding, Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,323,150
Refunding, Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,091,480
San Bernardino County, CA, COP:
Refunding, Arrowhead Project, Series A	5.500%	8/1/21	11,855,000	12,194,764
Refunding, Arrowhead Project, Series A	5.000%	8/1/22	8,755,000	8,970,723
Refunding, Arrowhead Project, Series A	5.125%	8/1/24	10,000,000	10,257,500
San Francisco, CA, City & County Airport Commission, International Airport, Series B	4.900%	5/1/29	40,780,000	42,032,762
Southern California Public Power Authority, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,299,060
University of California:
Limited Project, Series K	5.000%	5/15/35	6,000,000	6,811,740
Refunding, Series AY	5.000%	5/15/36	4,500,000	5,178,960
Total California				429,642,022
Colorado — 4.5%
Base Village Metropolitan District #2, GO, Refunding, Series A	5.500%	12/1/36	500,000	502,110
Colorado Health Facilities Authority:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	7,000,000	7,832,300	(a)(b)
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/26	18,000,000	20,730,600	(a)(b)
Sisters of Charity Leavenworth Health System Inc., Series A	5.250%	1/1/25	6,000,000	6,225,960
Sisters of Charity Leavenworth Health System Inc., Series B	5.250%	1/1/25	6,735,000	6,988,640
Sisters of Charity Leavenworth Health System Inc., Series B	5.000%	1/1/30	13,500,000	13,962,105

See Notes to Financial Statements.

8	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Denver, CO, City & County Special, Refunding, United Airlines Inc. Project	5.000%	10/1/32	$4,800,000	$5,113,872	(c)
E-470 Public Highway Authority:
Series C	5.250%	9/1/25	7,105,000	7,528,103
Series C	5.375%	9/1/26	3,000,000	3,182,730
Public Authority for Colorado Energy:
Natural Gas Revenue	6.125%	11/15/23	14,210,000	16,200,963
Natural Gas Revenue	6.250%	11/15/28	8,000,000	9,845,440
Regional Transportation District, CO, COP:
Series A	5.000%	6/1/25	9,135,000	9,573,389	(e)
Unrefunded, Series A	5.000%	6/1/25	865,000	902,307
Total Colorado				108,588,519
Connecticut — 0.9%
Connecticut State HEFA:
Refunding, Sacred Heart University Issue, Series I-1	5.000%	7/1/36	1,150,000	1,279,870
Refunding, Sacred Heart University Issue, Series I-1	5.000%	7/1/42	2,000,000	2,197,380
Connecticut State Special Tax Revenue, Transportation Infrastructure	5.000%	1/1/37	5,000,000	5,476,100
Connecticut State, GO:
Series D	2.480%	9/15/19	4,000,000	4,030,240	(b)
Series E	5.000%	10/15/34	2,900,000	3,172,629
South Central, CT, Regional Water Authority:
Refunding, Thirty Third, Series B-1	5.000%	8/1/41	1,750,000	1,990,082
Refunding, Thirty Third, Series B-2	5.000%	8/1/31	2,000,000	2,343,860
Refunding, Thirty Third, Series B-2	5.000%	8/1/32	2,200,000	2,570,062
Total Connecticut				23,060,223
District of Columbia — 0.5%
District of Columbia Revenue:
Ingleside Rock Creek Project	4.125%	7/1/27	300,000	302,076
Ingleside Rock Creek Project	5.000%	7/1/32	500,000	528,250
Ingleside Rock Creek Project	5.000%	7/1/37	500,000	521,555
Refunding,, KIPP DC Issue	5.000%	7/1/37	4,010,000	4,368,975
Refunding,, KIPP DC Project	5.000%	7/1/37	5,000,000	5,447,600
Total District of Columbia				11,168,456
Florida — 5.8%
Broward County, FL, Airport System Revenue:
Airport & Marina Revenue	5.000%	10/1/36	1,750,000	1,948,258	(c)
Airport & Marina Revenue	5.000%	10/1/42	1,500,000	1,650,495	(c)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Refunding, Series O	5.000%	10/1/24	$3,000,000	$3,084,810
Refunding, Series O	5.375%	10/1/29	12,000,000	12,385,800
Broward County, FL, School Board, COP:
Refunding, Series A	5.000%	7/1/27	4,000,000	4,553,280
Refunding, Series A	5.000%	7/1/28	5,500,000	6,238,980
Refunding, Series A	5.000%	7/1/30	5,000,000	5,622,750
Central Florida Expressway Authority:
Refunding, Senior Lien	5.000%	7/1/37	1,250,000	1,405,200
Refunding, Senior Lien	5.000%	7/1/38	1,000,000	1,120,130
Cityplace Community Development District, Refunding, Special Assessment	5.000%	5/1/22	1,860,000	2,012,966
Florida Development Finance Corp., Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	1,986,070	(d)
Jacksonville, FL, Refunding, Better Jacksonville	5.000%	10/1/25	4,750,000	5,206,665
Lee County, FL, Airport Revenue:
Refunding, Series A, AGM	5.000%	10/1/21	12,245,000	12,684,840	(c)
Refunding, Series A, AGM	5.000%	10/1/22	8,000,000	8,263,440	(c)
Miami-Dade County, FL, Expressway Authority:
Refunding, Series B	5.000%	7/1/24	3,000,000	3,412,860
Refunding, Series B	5.000%	7/1/25	3,730,000	4,211,282
Refunding, Series B	5.000%	7/1/26	1,700,000	1,913,537
Refunding, Series B	5.000%	7/1/27	2,350,000	2,638,510
Refunding, Series B	5.000%	7/1/28	1,000,000	1,119,380
Refunding, Series B	5.000%	7/1/30	2,500,000	2,787,200
Refunding, Series B	5.000%	7/1/31	2,750,000	3,058,192
Miami-Dade County, FL, Health Facilities Authority:
Refunding, Nicklaus Children’s Hospital	5.000%	8/1/35	1,020,000	1,134,495
Refunding, Nicklaus Children’s Hospital	5.000%	8/1/36	635,000	703,732
Refunding, Nicklaus Children’s Hospital	5.000%	8/1/37	1,010,000	1,114,495
Miami-Dade County, FL, School Board, COP, Series A, AGC	5.000%	2/1/24	8,000,000	8,084,240	(e)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	385,000	406,803	(e)
Unrefunded, Miami International Airport	5.000%	10/1/29	4,615,000	4,852,257
Mid-Bay Bridge Authority:
Refunding, Series A	5.000%	10/1/26	2,000,000	2,257,500
Refunding, Series A	5.000%	10/1/27	3,000,000	3,366,120
Refunding, Series A	5.000%	10/1/28	1,000,000	1,115,360

See Notes to Financial Statements.

10	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orange County Health Facilities Authority:
Hospital, Orlando Health Inc.	5.250%	10/1/21	$6,935,000	$7,156,435
Hospital, Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,320,124
Hospital, Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,171,095
Refunding, Presbyerian Retirement Communities	5.000%	8/1/36	3,745,000	4,050,742
Palm Beach County Solid Waste Authority:
Improvement BHAC	5.000%	10/1/24	980,000	1,009,772	(e)
Improvement BHAC	5.000%	10/1/25	3,350,000	3,451,773	(e)
Improvement BHAC	5.000%	10/1/27	1,155,000	1,190,089	(e)
Unrefunded, Improvement BHAC	5.000%	10/1/24	2,520,000	2,596,558	(e)
Sterling Hill, FL, Community Development District, Series B	5.500%	11/1/10	560,651	358,816	*(f)
Total Florida				141,645,051
Georgia — 3.0%
Atlanta & Fulton County, GA, Recreational Authority:
Zoo, Series A, NATL	5.000%	12/1/19	1,770,000	1,774,938
Zoo, Series A, NATL	5.000%	12/1/20	1,860,000	1,864,929
Atlanta, GA, Water & Wastewater Revenue:
Series A	6.000%	11/1/23	5,465,000	5,702,837	(e)
Series A	6.000%	11/1/24	15,885,000	16,576,315	(e)
Dahlonega Downtown Development Authority:
Refunding, North Georgia MAC LLC Project	5.000%	7/1/31	1,400,000	1,606,990
Refunding, North Georgia MAC LLC Project	5.000%	7/1/34	770,000	874,350
DeKalb County, GA, Water & Sewer Revenue, Series A	5.250%	10/1/26	2,500,000	2,721,525
DeKalb, Newton & Gwinnett Counties Joint Development Authority, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,178,260	(e)
Downtown Savannah Authority, Refunding, Chatham County Projects, Series A, NATL	5.000%	1/1/19	660,000	661,782
Georgia Higher Education Facilities Authority:
Unrefunded, USG Real Estate	5.375%	6/15/29	2,370,000	2,423,610
USG Real Estate	5.375%	6/15/29	630,000	644,925	(e)
Main Street Natural Gas Inc.:
Series A	5.250%	9/15/19	1,500,000	1,540,590
Series B	5.000%	3/15/21	7,110,000	7,538,946
Subordinated Series E, (SIFMA Municipal Swap Index Yield + 0.570%)	2.130%	12/1/23	20,650,000	20,619,232	(a)(b)
Private Colleges & Universities Authority, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,194,940
Total Georgia				72,924,169

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 8.3%
Chicago Board of Education, Special Tax	5.000%	4/1/42	$1,700,000	$1,817,657
Chicago Board of Education, GO, Refunding, Dedicated Series G	5.000%	12/1/34	1,870,000	1,928,120
Chicago O’Hare International Airport:
General, Third Lien, Series B	5.000%	1/1/22	4,000,000	4,254,120	(e)
Refunding, General, 3rd Lien, Series D	5.250%	1/1/19	5,625,000	5,670,169	(c)
Refunding, Series A	5.000%	1/1/33	2,000,000	2,162,260	(c)
Refunding, Series B	5.000%	1/1/33	4,500,000	4,917,825
Refunding, Series B	5.000%	1/1/34	10,505,000	11,449,505
Senior Lien, Series D	5.250%	1/1/36	7,445,000	8,450,819
Senior Lien, Series D	5.250%	1/1/37	4,600,000	5,200,254
Series C	5.000%	1/1/30	6,010,000	6,610,700	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,630,110	(c)
Chicago, IL, GO:
Refunding, Series 2003B	5.500%	1/1/31	2,000,000	2,161,960
Refunding, Series 2003B	5.500%	1/1/32	2,000,000	2,153,940
Refunding, Series 2005D	5.500%	1/1/34	3,180,000	3,406,670
Refunding, Series C	5.000%	1/1/25	2,765,000	2,986,117
Series 2002B	5.500%	1/1/30	3,975,000	4,308,304
Series 2002B	5.500%	1/1/37	720,000	766,843
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,764,557
Second Lien	5.000%	1/1/31	1,500,000	1,615,125
Second Lien	5.000%	1/1/32	1,000,000	1,070,790
Second Lien	5.000%	1/1/33	1,035,000	1,104,179
Second Lien, Refunding, Series B	5.000%	1/1/36	4,000,000	4,301,680
Chicago, IL, Waterworks Revenue:
Refunding, Second Lien	5.000%	11/1/29	1,000,000	1,117,450
Refunding, Second Lien, Series 2017-2, AGM	5.000%	11/1/28	2,000,000	2,269,880
Second Lien Project	5.000%	11/1/30	1,785,000	1,936,564
Second Lien Project	5.000%	11/1/31	2,000,000	2,166,400
Second Lien Project	5.000%	11/1/33	1,500,000	1,617,975
Second Lien Project	5.000%	11/1/34	1,000,000	1,072,430
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	628,518
Property Tax	5.000%	1/1/30	885,000	1,007,882
Illinois Finance Authority:
Memorial Health System	5.250%	4/1/29	11,000,000	11,174,350

See Notes to Financial Statements.

12	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Rush University Medical Center, Series C	6.375%	11/1/29	$3,000,000	$3,076,200	(e)
Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/37	700,000	756,147
Illinois Sports Facilities Authority:
Refunding, State Tax Supported, AGM	5.250%	6/15/30	5,000,000	5,456,650
Refunding, State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,709,040
Refunding, State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,316,430
Illinois State University:
Refunding, Auxiliary Facilities System, Series A, AGM	5.000%	4/1/26	510,000	566,809
Refunding, Auxiliary Facilities System, Series A, AGM	5.000%	4/1/28	475,000	534,195
Illinois State, GO:
General Fund	5.000%	11/1/33	3,150,000	3,270,740
Refunding	5.000%	2/1/26	9,620,000	10,144,194
Refunding	5.000%	2/1/29	2,200,000	2,306,744
Refunding, Series A	5.000%	10/1/27	12,805,000	13,526,690
Refunding, Series A	5.000%	10/1/28	4,000,000	4,225,600
Refunding, Series B	5.000%	10/1/27	3,000,000	3,169,080
Series A	5.000%	12/1/42	4,745,000	4,871,027
Series D	5.000%	11/1/26	5,000,000	5,278,550
Metropolitan Pier & Exposition Authority:
Refunding, McCormick Place Expansion Project	5.000%	12/15/28	2,000,000	2,209,340
Refunding, McCormick Place Expansion Project	5.000%	12/15/30	625,000	684,275
Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,394,500
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,431,200
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,520,086
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,591,041
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,743,525
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,820,709
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,910,409
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,998,669
Series B, Green Bond	5.000%	12/1/34	1,910,000	2,093,035
University of Illinois, COP:
Refunding, Series C	5.000%	3/15/25	1,250,000	1,370,925
Refunding, Series C	5.000%	3/15/26	1,800,000	1,964,682
Total Illinois				200,663,645

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 2.3%
Indiana Finance Authority:
Refunding, Trinity Health, Series B	5.000%	12/1/28	$5,000,000	$5,306,150	(e)
Refunding, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,308,160
Indiana Health Facility Financing Authority:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,702,780
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,455,040
Indiana Municipal Power Agency:
Series B	5.375%	1/1/25	4,000,000	4,035,360	(e)
Series B	5.500%	1/1/26	5,480,000	5,530,142	(e)
Series B	5.500%	1/1/27	3,460,000	3,491,659	(e)
Jasper County, IN, Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,055,020
Valparaiso, IN, PCR, Pratt Paper LLC Project	5.875%	1/1/24	1,100,000	1,210,671	(c)
Whiting, IN, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,502,800
Total Indiana				54,597,782
Iowa — 0.5%
Iowa Finance Authority:
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,160,208
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,625,425
Genesis Health Systems	5.000%	7/1/21	3,025,000	3,176,220	(e)
Iowa Health System, AGC	5.000%	2/15/19	1,000,000	1,010,430
Series A, AGC	5.000%	8/15/19	1,150,000	1,179,659	(g)
Unrefunded, Genesis Health Systems	5.000%	7/1/21	1,145,000	1,200,830
Total Iowa				13,352,772
Kansas — 0.1%
Kansas State Development Finance Authority:
Sisters Leavenworth	5.250%	1/1/25	2,605,000	2,706,386	(e)
Unrefunded, Sisters Leavenworth	5.250%	1/1/25	395,000	409,876
Total Kansas				3,116,262
Kentucky — 1.3%
Kentucky State Economic Development Finance Authority:
Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,019,360	(a)(b)
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,928,971	(e)
Kentucky State Public Energy Authority, Gas Supply, Series B	4.000%	1/1/25	15,750,000	16,631,370	(a)(b)
Kentucky State Turnpike Authority:
Refunding, Revitalization Project, Series B	5.000%	7/1/27	1,435,000	1,677,156
Refunding, Revitalization Project, Series B	5.000%	7/1/28	1,000,000	1,163,690
Total Kentucky				32,420,547

See Notes to Financial Statements.

14	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 0.6%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	$2,440,000	$2,762,470
Refunding, AGM	5.000%	12/1/29	2,000,000	2,256,060
St. Charles Parish, LA, Valero Energy Corp., Convertible	4.000%	6/1/22	10,000,000	10,486,000	(a)(b)
Total Louisiana				15,504,530
Maryland — 0.9%
Maryland EDC:
Refunding, University of Maryland College Park Project, AGM	4.000%	6/1/26	625,000	675,494
Refunding, University of Maryland College Park Project, AGM	5.000%	6/1/27	1,400,000	1,614,200
Refunding, University of Maryland College Park Project, AGM	5.000%	6/1/30	1,550,000	1,767,620
Refunding, University of Maryland College Park Project, AGM	5.000%	6/1/31	1,000,000	1,135,990
Maryland EDC, EDR:
Terminal Project, Series B	5.375%	6/1/25	5,055,000	5,336,968	(e)
Transportation Facilities Project, Series A	5.125%	6/1/20	2,910,000	3,024,916	(g)
Transportation Facilities Project, Series A	5.375%	6/1/25	7,500,000	7,918,350	(e)
Total Maryland				21,473,538
Massachusetts — 1.1%
Berkshire Wind Power Cooperative Corp.:
Refunding, Berkshire Wind Project, Green Bond	5.000%	7/1/29	500,000	573,510
Refunding, Berkshire Wind Project, Green Bond	5.000%	7/1/30	440,000	502,515
Massachusetts State DFA:
Dana-Farber Cancer Institute	5.000%	12/1/34	2,000,000	2,264,440
Refunding, Foxborough Regional Charter	5.000%	7/1/37	1,000,000	1,064,020
Refunding, Partners Healthcare System	5.000%	7/1/37	1,500,000	1,694,070
Refunding, Recreational Revenue	5.000%	7/1/36	3,035,000	3,407,091
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,233,268
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation, AGC	6.000%	11/15/28	1,500,000	1,566,735	(e)
UMass Memorial, Series G	5.000%	7/1/19	1,500,000	1,530,225
UMass Memorial, Series G	5.000%	7/1/20	2,500,000	2,612,225
Massachusetts State Water Resources Authority, Refunding, General, Series C, Green Bond	4.000%	8/1/36	7,000,000	7,261,940
Total Massachusetts				25,710,039

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 3.5%
Great Lakes Water Authority Water Supply System Revenue:
Refunding, Senior Lien, Series C	5.000%	7/1/33	$7,700,000	$8,740,116
Refunding, Senior Lien, Series C	5.000%	7/1/35	4,500,000	5,074,740
Michigan Finance Authority:
Local Government Loan Program, Great Lakes	5.000%	7/1/33	1,500,000	1,634,100
Refunding, Detroit School District, Series A, Q-SBLF	5.000%	5/1/23	2,000,000	2,215,100
Refunding, Detroit School District, Series A, Q-SBLF	5.000%	5/1/24	2,000,000	2,247,800
Refunding, Detroit School District, Series A, Q-SBLF	5.000%	5/1/25	1,500,000	1,708,635
Refunding, Higher Education Thomas M Cooley Law Project	6.250%	7/1/29	7,780,000	7,952,016	(d)
Refunding, Hospital, Trinity Health Credit Group	5.000%	12/1/42	2,250,000	2,499,480
Refunding, Local Government Loan Program	5.000%	7/1/34	700,000	760,389
Refunding, Local Government Loan Program, AGM	5.000%	7/1/24	11,500,000	12,970,735
Refunding, Local Government Loan Program, AGM	5.000%	7/1/28	3,660,000	4,072,226
Trinity Health Corp.	5.000%	12/1/27	40,000	42,537	(e)
Unrefunded, Trinity Health Corp.	5.000%	12/1/27	4,460,000	4,714,577
Michigan State Building Authority, Facilities Program, Series II, AGM	5.000%	10/15/26	5,000,000	5,145,700
Michigan Strategic Fund:
Events Center Project, Series A	4.125%	1/1/19	13,000,000	13,021,320	(a)(b)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,311,368
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,790,093
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,157,635
Michigan Senate Offices Project, Series A	5.000%	10/15/35	1,000,000	1,085,680
Wayne County Airport Authority, Detroit Metropolitan Airport	5.000%	12/1/18	5,000,000	5,024,400	(c)
Total Michigan				84,168,647
Minnesota — 0.2%
Minnesota Agricultural & Economic Development Board, Essentia Healthcare, C-1, AGC	5.000%	2/15/30	4,000,000	4,151,840
Missouri — 0.2%
Kansas City IDA, Refunding, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	1,460,000	1,387,438	(d)
Missouri Joint Municipal Electric Utility Commission, Iatan Second Project, Series A	5.250%	1/1/19	2,300,000	2,318,239
Total Missouri				3,705,677
Nebraska — 0.2%
Central Plains Energy Project, Refunding, Project #3, Series A	5.000%	9/1/36	4,500,000	5,190,525
Nevada — 0.8%
County of Clark, NV, GO, Stadium Improvements, Series A	5.000%	6/1/38	5,000,000	5,689,350

See Notes to Financial Statements.

16	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Nevada — continued
Humboldt County, NV, PCR, Refunding, Idaho Power Co. Project	5.150%	12/1/24	$13,000,000	$13,334,490
Total Nevada				19,023,840
New Jersey — 6.1%
Casino Reinvestment Development Authority:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,091,210
Refunding, AGM	5.000%	11/1/27	1,500,000	1,628,220
Refunding, AGM	5.000%	11/1/29	1,500,000	1,612,875
Refunding, AGM	5.000%	11/1/31	1,000,000	1,069,050
New Brunswick Parking Authority, Refunding, City GTD, Series A, BAM	5.000%	9/1/35	2,000,000	2,233,580
New Jersey EDA:
Continental Airlines Inc. Project	4.875%	9/15/19	3,060,000	3,119,548
Provident Group — Rowan Properties LLC	5.000%	1/1/30	2,400,000	2,580,792
Provident Group — Rowan Properties LLC	5.000%	1/1/35	1,750,000	1,852,725
Refunding, New Jersey American Water Co.	4.700%	12/1/25	6,750,000	7,005,690	(c)
Refunding, New Jersey American Water Co., Series C	5.100%	6/1/23	6,075,000	6,326,626	(c)
Refunding, Port Newark Container Terminal LLC Project	5.000%	10/1/37	1,700,000	1,811,520	(c)
Refunding, School Facilities Construction, (SIFMA Municipal Swap Index Yield + 1.600%)	3.160%	3/1/28	20,000,000	19,801,800	(b)
Refunding, Subordinated, Series A	5.000%	7/1/33	3,000,000	3,270,270
Series DDD	5.000%	6/15/32	3,000,000	3,278,430
Series DDD	5.000%	6/15/33	2,450,000	2,667,879
Series DDD	5.000%	6/15/35	1,000,000	1,081,230
Series WW	5.250%	6/15/29	11,390,000	12,549,616
Series WW	5.250%	6/15/30	10,685,000	11,772,840
New Jersey EFA, Refunding, University of Medicine & Dentistry, Series B	7.125%	12/1/23	3,000,000	3,103,620	(e)
New Jersey Health Care Facilities Financing Authority:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,654,960
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,245,200
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,337,028
New Jersey Higher Education Assistance Authority, Series A	5.375%	6/1/24	4,990,000	5,069,091
New Jersey Transportation Trust Fund Authority:
Refunding, Federal Highway Reimbursement	5.000%	6/15/24	1,500,000	1,654,455
Refunding, Federal Highway Reimbursement	5.000%	6/15/29	6,500,000	7,189,975
Transportation, Series B	5.250%	6/15/24	7,000,000	7,433,720
New Jersey Turnpike Authority:
Refunding, Series A	5.000%	1/1/32	9,000,000	10,145,430

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Refunding, Series A	5.000%	1/1/33	$10,230,000	$11,496,576
Refunding, Series G	5.000%	1/1/35	4,345,000	4,947,912
Tobacco Settlement Financing Corp., NJ:
Refunding, Series A	5.000%	6/1/35	3,250,000	3,604,445
Refunding, Series A	5.000%	6/1/36	3,000,000	3,314,310
Total New Jersey				148,950,623
New Mexico — 0.8%
Bernalillo County, NM, Refunding, AMBAC	5.250%	10/1/21	1,100,000	1,199,143
Farmington, NM, PCR:
Refunding, Arizona Public Service Co.	4.700%	9/1/24	16,000,000	16,807,680
Refunding, Public Service Co. Project	2.125%	6/1/22	1,965,000	1,922,438	(a)(b)
Total New Mexico				19,929,261
New York — 9.0%
Brooklyn Arena Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	35,409,464	(e)
Hudson Yards Infrastructure Corp.:
Refunding, Series A	5.000%	2/15/36	10,000,000	11,296,400
Refunding, Series A	5.000%	2/15/37	1,000,000	1,124,960
Long Island Power Authority, Refunding, Series B	5.000%	9/1/32	5,820,000	6,608,086
MTA:
Series D	5.000%	11/15/25	5,000,000	5,457,650	(e)
Transportation, Series G	5.250%	11/15/22	6,000,000	6,401,280	(e)
Transportation, Series G	5.250%	11/15/24	22,995,000	24,532,906	(e)
MTA Hudson Rail Yards Trust Obligations, Series A	5.000%	11/15/56	2,000,000	2,135,560
Nassau County Industrial Development Agency:
Amsterdam At Harborside, Series A	5.875%	1/1/23	1,136,250	1,175,087
Amsterdam At Harborside, Series C	2.000%	1/1/49	96,193	16,353	*(h)
New York City IDA, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,518,855
New York City TFA Future Tax Secured Revenue, Future Tax Secured	5.000%	8/1/40	7,620,000	8,651,672
New York City TFA, Building Aid Revenue:
Fiscal 2015, Series S-1	5.000%	7/15/29	2,500,000	2,821,050
Fiscal 2015, Series S-1, Fiscal 2015	5.000%	7/15/30	4,000,000	4,498,920
New York City Water & Sewer System, Refunding, Subordinated, Series BB-2	5.000%	6/15/32	3,000,000	3,461,400
New York State Dormitory Authority:
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,545,950	(e)
Refunding, Series B	5.000%	2/15/37	10,000,000	11,314,000

See Notes to Financial Statements.

18	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Thruway Authority:
Junior Lien, Series A	5.000%	1/1/33	$4,500,000	$5,029,290
Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,339,799
Junior Lien, Series A	5.000%	1/1/35	250,000	277,695
Junior Lien, Series A	5.000%	1/1/36	2,115,000	2,342,109
Transportation, Series A	5.000%	3/15/26	1,800,000	1,998,918
New York State Urban Development Corp., Refunding, Personal Income Tax, Series C	5.000%	3/15/41	5,750,000	6,459,607
New York Transportation Development Corp.:
Delta Air Lines Inc., LaGuardia Airport	5.000%	1/1/31	11,250,000	12,516,300	(c)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	1,000,000	1,070,440	(c)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	12,560,000	12,707,454	(c)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	8,000,000	8,073,280	(c)
Refunding, American Airlines Inc.	5.000%	8/1/26	710,000	743,114	(c)
Refunding, American Airlines Inc.	5.000%	8/1/31	3,885,000	4,036,321	(c)
Port Authority of New York & New Jersey:
Consolidated, One Hundred Eighty	5.000%	9/1/27	5,000,000	5,595,550	(c)
Consolidated, One Hundred Eighty	5.000%	9/1/28	5,000,000	5,581,150	(c)
JFK International Air Terminal	5.000%	12/1/20	2,000,000	2,065,260
Refunding, 194th Series	5.000%	10/15/33	10,000,000	11,389,200
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	500,000	566,450
Troy Capital Resource Corp., Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,132,930
Utility Debt Securitization Authority, Restructuring, Series E	5.000%	12/15/27	3,000,000	3,371,460
Total New York				218,265,920
North Carolina — 1.7%
Charlotte-Mecklenburg Hospital Authority, Refunding, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,017,120
North Carolina Eastern Municipal Power Agency, Series B	5.000%	1/1/26	25,250,000	25,451,243	(e)
North Carolina Turnpike Authority:
Refunding, Senior Lien	5.000%	1/1/30	350,000	393,981
Refunding, Senior Lien, AGM	5.000%	1/1/31	500,000	567,865
Series A, AGC	5.250%	1/1/25	7,000,000	7,059,220	(e)
Series A, AGC	5.375%	1/1/26	4,590,000	4,630,208	(e)
Total North Carolina				40,119,637

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — 0.2%
American Municipal Power Inc.:
Refunding, AMP Fremont Energy Center	5.000%	2/15/28	$2,250,000	$2,623,095
Refunding, AMP Fremont Energy Center	5.000%	2/15/29	1,250,000	1,442,900
Ohio Higher Educational Facility Commission, Refunding, University of Dayton 2018	5.000%	12/1/32	1,000,000	1,160,290
Total Ohio				5,226,285
Oklahoma — 0.0%
Payne County Economic Development Authority, Epworth Living at The Ranch	6.250%	11/1/31	1,625,000	812,500	*(h)
Oregon — 1.0%
Lane & Douglas Counties School District No. 28J Fern Ridge, GO:
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/30	3,170,000	3,642,964
Convertible Deferred Interest, Series A School Board Guaranty	5.000%	6/15/36	2,000,000	2,246,860
Multnomah County, OR, School District No. 7 Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,235,260
Oregon Department of Administrative Services, COP, Series A	5.000%	5/1/29	2,250,000	2,290,702	(e)
Oregon Health & Science University, Refunding, Series B	5.000%	7/1/35	4,650,000	5,240,457
Oregon State Facilities Authority, Refunding, Legacy Health Project, Series A	5.250%	5/1/20	5,000,000	5,243,500
Washington Clackamas & Yamhill Counties School District No. 88J, GO, Series B, Sherwood School Board Guaranty	5.000%	6/15/32	1,250,000	1,450,575
Washington County School District No. 1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,449,010
Total Oregon				24,799,328
Pennsylvania — 3.7%
Berks County IDA:
Refunding, Highlands at Wyomissing	5.000%	5/15/32	400,000	431,932
Refunding, Highlands at Wyomissing	5.000%	5/15/37	375,000	399,281
Berks County Municipal Authority, Reading Hospital Medical Center, (SIFMA Municipal Swap Index Yield + 1.500%)	3.060%	7/1/22	7,500,000	7,614,375	(a)(b)
Commonwealth Financing Authority, Tobacco Master Settlement Payment	5.000%	6/1/30	2,290,000	2,603,684
Cumberland County Municipal Authority:
Refunding, Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,229,860
Refunding, Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,767,775
Refunding, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,102,930
Luzerne County, PA, GO, Refunding, Series A, AGM	5.000%	11/15/29	3,000,000	3,347,340

See Notes to Financial Statements.

20	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital, Series A	5.000%	6/1/25	$11,000,000	$11,215,490	(e)
Montgomery County IDA, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,039,182	(e)
Pennsylvania Higher EFA, University of Pittsburgh Medical Center, Series E	5.000%	5/15/31	9,200,000	9,592,380
Pennsylvania Turnpike Commission:
Refunding, Series B-1 (SIFMA Municipal Swap Index Yield + 0.980%)	2.540%	12/1/21	11,000,000	11,159,830	(b)
Subordinated, Series B	5.250%	12/1/31	6,750,000	7,408,260	(e)
Philadelphia School District, GO, Series A	5.000%	9/1/28	2,285,000	2,548,735
Philadelphia, PA, Airport Revenue:
Refunding, Series A	5.000%	6/15/33	6,625,000	7,263,584	(c)
Refunding, Series A	5.000%	6/15/34	6,955,000	7,607,935	(c)
State Public School Building Authority:
Refunding, Philadelphia School District, AGM	5.000%	6/1/31	1,380,000	1,534,105
Refunding, Philadelphia School District, AGM	5.000%	6/1/33	4,150,000	4,582,347
Total Pennsylvania				89,449,025
Puerto Rico — 0.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Second Lien, Series A	5.250%	7/1/42	2,420,000	2,277,825
Rhode Island — 0.3%
Providence Public Building Authority, Series A, NATL	5.375%	12/15/21	230,000	230,556
Rhode Island Health & Educational Building Corp.:
Refunding, Hospital Financing, Lifespan Obligated Group	5.000%	5/15/28	2,500,000	2,787,750
Refunding, Hospital Financing, Lifespan Obligated Group	5.000%	5/15/29	2,000,000	2,220,220
Refunding, Hospital Financing, Lifespan Obligated Group	5.000%	5/15/30	1,570,000	1,737,315
Total Rhode Island				6,975,841
South Carolina — 0.6%
SCAGO Educational Facilities Corp. for Pickens School District:
Refunding	5.000%	12/1/29	3,500,000	3,908,625
Refunding	5.000%	12/1/30	2,250,000	2,505,510
South Carolina Jobs, EDA, Refunding & Improvement, Anmed Health, Series B, AGC	5.000%	2/1/22	2,355,000	2,379,021	(e)
South Carolina Ports Authority:
Port, Airport & Marina Revenue	5.000%	7/1/36	2,850,000	3,180,372	(c)
Port, Airport & Marina Revenue	5.000%	7/1/37	2,000,000	2,221,400	(c)
Total South Carolina				14,194,928

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 4.7%
Memphis-Shelby County Airport Authority:
Series C	5.000%	7/1/19	$2,960,000	$3,020,532
Series C	5.000%	7/1/20	6,390,000	6,686,943
Series C	5.000%	7/1/21	4,795,000	5,117,751
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	3,200,000	3,654,656
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,713,120
Tennessee Energy Acquisition Corp.:
Series A	5.250%	9/1/19	8,260,000	8,483,516
Series A	5.250%	9/1/20	31,000,000	32,660,360
Series A	5.250%	9/1/23	15,000,000	16,697,700
Series A	5.250%	9/1/24	6,885,000	7,738,396
Series C	5.000%	2/1/24	25,000,000	27,665,750
Total Tennessee				113,438,724
Texas — 9.7%
Arlington Higher Education Finance Corp.:
Refunding, Uplift Education, Series A, PSF-GTD	5.000%	12/1/34	650,000	738,946
Refunding, Uplift Education, Series A, PSF-GTD	5.000%	12/1/36	915,000	1,031,342
Refunding, Uplift Education, Series A, PSF-GTD	5.000%	12/1/37	700,000	784,525
Arlington, TX, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	4,072,987
Austin, TX, Airport System Revenue	5.000%	11/15/30	2,730,000	3,001,034	(c)
Central Texas Turnpike System:
Subordinated, Refunding, Series C	5.000%	8/15/31	10,000,000	10,866,600
Subordinated, Refunding, Series C	5.000%	8/15/32	10,000,000	10,838,900
Dallas Area Rapid Transit:
Refunding, Series A	5.000%	12/1/34	7,500,000	8,455,050
Refunding, Series A	5.000%	12/1/35	5,000,000	5,626,400
Refunding, Series A	5.000%	12/1/36	4,250,000	4,773,727
Dallas Love Field	5.000%	11/1/31	1,250,000	1,398,675	(c)
Galveston, TX, Wharves & Terminal Revenue:
Refunding	5.000%	2/1/22	2,055,000	2,172,464
Refunding	5.000%	2/1/26	2,000,000	2,084,260
Gulf Coast IDA, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,079,350	(c)
Harris County Cultural Education Facilities Finance Corp.:
Refunding, Teco Project	5.000%	11/15/30	600,000	693,546
Refunding, Hospital, Memorial Hermann Healthcare (SIFMA Municipal Swap Index Yield + 0.700%)	2.260%	6/1/19	2,250,000	2,257,155	(b)

See Notes to Financial Statements.

22	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Refunding, Hospital, Memorial Hermann Healthcare (SIFMA Municipal Swap Index Yield + 0.750%)	2.310%	6/1/20	$2,000,000	$2,016,160	(b)
Refunding, Hospital, Memorial Hermann Healthcare (SIFMA Municipal Swap Index Yield + 0.830%)	2.390%	6/1/21	3,710,000	3,757,414	(b)
Harris County Houston Sports Authority, Senior Lien, Refunding, Series A, AGM	5.000%	11/15/25	9,000,000	10,187,280
Houston, TX, Airport System Revenue:
Refunding, Subordinated, Series C	5.000%	7/1/30	2,630,000	3,028,366	(c)
Refunding, Subordinated, Series C	5.000%	7/1/32	2,250,000	2,570,513	(c)
Refunding, Subordinated, Series D	5.000%	7/1/30	1,665,000	1,952,229
Refunding, Subordinated, Series D	5.000%	7/1/31	1,800,000	2,102,220
Special Facilities, United Airlines Inc.	5.000%	7/15/28	4,500,000	5,023,395	(c)
Special Facilities, United Airlines Inc.	5.000%	7/15/28	1,500,000	1,674,465	(c)
Houston, TX, Combined Utility System Revenue:
Refunding, Combined, First Lien, Series C	5.000%	5/15/27	5,000,000	5,626,250
Refunding, Combined, First Lien, Series C	5.000%	5/15/28	5,000,000	5,617,900
Limestone County, TX, County Jail Project	5.000%	11/1/19	1,110,000	1,112,675
Love Field Airport Modernization Corp.:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	3,900,207
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,456,499
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,420,230
New Hope Cultural Education Facilities Finance Corp., Cardinal Bay Inc., Village on the Park/Carriage Inn Project	5.000%	7/1/31	250,000	278,653
North Texas Tollway Authority:
Refunding, First Tier, Series A	5.000%	1/1/34	700,000	828,688
Refunding, First Tier, Series A	5.000%	1/1/35	400,000	473,852
Refunding, First Tier, Series A	5.000%	1/1/36	500,000	558,230
Refunding, First Tier, Series A	5.000%	1/1/37	1,305,000	1,451,030
Refunding, Series A	5.000%	1/1/32	2,500,000	2,809,525
Refunding, Series B	5.000%	1/1/34	17,310,000	19,216,004
Refunding, System, Second Tier, Series B	5.000%	1/1/31	4,000,000	4,397,800
Port Authority of Houston of Harris County, TX, GO:
Refunding, Series A	5.000%	10/1/36	3,500,000	4,003,160	(c)
Refunding, Series A	5.000%	10/1/37	3,425,000	3,892,376	(c)
Refunding, Series A	5.000%	10/1/38	3,500,000	3,961,755	(c)
SA Energy Acquisition PFC, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,166,900
Socorro ISD, GO:
School Building, PSF-GTD	5.000%	8/15/40	3,600,000	4,035,852
School Building, PSF-GTD	5.000%	8/15/41	5,200,000	5,825,560

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Southwest Higher Education Authority Inc., Refunding, Southern Methodist University Project	5.000%	10/1/41	$1,750,000	$1,969,800
Tarrant County Cultural Education Facilities Finance Corp., Buckner Senior Living Ventana Project	6.625%	11/15/37	1,890,000	2,070,930
Texas Municipal Gas Acquisition & Supply Corp. I:
Senior Lien, Series A	5.250%	12/15/18	3,650,000	3,673,652
Senior Lien, Series D	6.250%	12/15/26	26,770,000	30,801,294
Texas Municipal Gas Acquisition & Supply Corp. III:
Natural Gas Revenue	5.000%	12/15/18	4,000,000	4,023,240
Natural Gas Revenue	5.000%	12/15/19	5,000,000	5,160,900
Natural Gas Revenue	5.000%	12/15/20	5,750,000	6,067,400
Texas State, GO, Refunding, Transportation Commission — Mobility Fund	5.000%	10/1/34	5,000,000	5,762,100
Total Texas				235,749,465
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority:
Matching Fund Loan, Series A	6.625%	10/1/29	4,650,000	4,701,150
Matching Fund Loan, Subordinated Lien, Series A	5.000%	10/1/29	1,420,000	1,430,650
Matching Fund Loan, Subordinated Lien, Series B	5.000%	10/1/25	3,560,000	3,484,350
Matching Fund Loan, Subordinated, Series A	6.000%	10/1/39	750,000	750,937
Total U.S. Virgin Islands				10,367,087
Utah — 0.2%
Salt Lake City Corp. Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,355,590	(c)
Utah Charter School Finance Authority, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,399,262
Total Utah				4,754,852
Vermont — 0.0%
Vermont Student Assistance Corp., Series B, (3 mo. USD LIBOR + 1.500%)	3.898%	6/1/22	171,187	171,442	(b)
Virginia — 1.1%
Pittsylvania County, VA, GO, Series B	5.600%	2/1/25	1,330,000	1,346,665	(e)
Virginia Beach Development Authority, Refunding, Westminster — Canterbury on Chesapeake Bay	5.000%	9/1/44	1,500,000	1,637,400
Virginia Small Business Financing Authority:
Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,907,858
Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,139,308
Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,174,654
Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,529,874
Senior Lien, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,035,768
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	4,650,000	4,905,982	(c)

See Notes to Financial Statements.

24	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Washington County IDA, Mountain States Health Alliance, Series C	7.250%	7/1/19	$905,000	$939,951	(g)
Total Virginia				26,617,460
Washington — 1.8%
Energy Northwest:
Refunding, Columbia Generating System, Series A	5.000%	7/1/29	5,000,000	5,698,200
Refunding, Project One, Series A	5.000%	7/1/27	8,500,000	9,765,990
Refunding, Project One, Series A	5.000%	7/1/28	10,000,000	11,442,800
Port of Seattle, WA:
Refunding, Series B	5.000%	9/1/24	2,300,000	2,461,253	(c)
Series A	5.000%	5/1/36	4,000,000	4,441,280	(c)
Washington Health Care Facilities Authority:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,326,809	(e)
Multicare Health System, Series B, AGC	5.750%	8/15/29	3,000,000	3,096,660	(e)
Total Washington				44,232,992
West Virginia — 0.8%
Harrison County, WV, Refunding, Monongahela Power	3.000%	10/15/21	6,500,000	6,479,395	(a)(b)(c)
West Virginia Higher Education Policy Commission, Higher Education Facilities, Series A	5.000%	4/1/26	6,440,000	6,729,414	(e)
West Virginia Hospital Finance Authority, Refunding and Improvement United Health Systems, Series C	5.250%	6/1/29	5,785,000	5,909,782	(e)
Total West Virginia				19,118,591
Wisconsin — 1.9%
Central Brown County Water Authority:
Refunding, Series A	5.000%	11/1/31	2,510,000	2,785,598
Refunding, Series A	5.000%	11/1/32	2,000,000	2,221,940
Refunding, Series A	5.000%	11/1/33	2,000,000	2,213,740
Refunding, Series A	5.000%	11/1/34	2,000,000	2,211,400
Milwaukee County, WI, Airport Revenue:
Refunding, Series B	4.000%	12/1/21	1,700,000	1,729,223	(c)
Refunding, Series B	5.000%	12/1/22	1,345,000	1,379,378	(c)
Refunding, Series B	5.000%	12/1/23	1,000,000	1,025,100	(c)
Public Finance Authority:
American Dream @ Meadowlands Project	6.500%	12/1/37	2,800,000	3,158,204	(d)
Bancroft Neurohealth Project	5.000%	6/1/36	1,500,000	1,522,800	(d)
Denver International Airport Great Hall Project, Series A	5.000%	9/30/37	2,410,000	2,619,020	(c)
Village of Mount Pleasant, WI, Series A	5.000%	4/1/43	7,000,000	7,699,230	(i)
Wisconsin HEFA, Children’s Hospital	5.500%	8/15/29	5,950,000	6,235,600	(e)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Wisconsin State:
Series A	5.375%	5/1/25	$945,000	$964,136	(e)
Unrefunded, Series A	5.375%	5/1/25	9,055,000	9,234,108
Total Wisconsin				44,999,477
Wyoming — 0.6%
Sweetwater County, WY, Refunding, Idaho Power Company Project	5.250%	7/15/26	14,000,000	14,369,880
Total Municipal Bonds (Cost — $2,337,874,633)				2,389,750,410
Collateralized Mortgage Obligations (j) — 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	8,000,000	7,830,848
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	4,500,000	4,404,852
Total Collateralized Mortgage Obligations (Cost — $12,500,000)				12,235,700

			Shares
Statutory Trust Certificates — 0.0%
CMS Liquidating Trust (Cost — $989,420)			200	502,352	(k)(l)
Total Investments before Short-Term Investments (Cost — $2,351,364,053)				2,402,488,462

			Face Amount
Short-Term Investments — 6.4%
Municipal Bonds — 6.4%
Alabama — 0.1%
Wilsonville Industrial Development Board, Alabama Power Co. Gaston Plant Project	1.520%	12/1/30	$2,710,000	2,710,000	(m)(n)
California — 0.1%
Alameda County Industrial Development Authority, JMS Family Partnership	1.570%	10/1/25	200,000	200,000	(m)(n)
California Statewide CDA, Housing, 1030 Post Street Apartments	1.540%	2/1/39	600,000	600,000	(m)(n)
San Mateo Joint Powers Financing Authority, Public Safety Project, Series A	1.350%	4/1/39	575,000	575,000	(m)(n)
Santa Clara Valley Transportation Authority, Refunding, Measure A, Series A	1.300%	4/1/36	1,500,000	1,500,000	(m)(n)
Total California				2,875,000
Florida — 0.1%
Highlands County Health Facilities Authority, Refunding, Adventist Hospital	1.560%	11/15/34	500,000	500,000	(m)(n)
Liberty County, FL, IDR, Georgia Pacific Corp. Project	1.720%	10/1/28	1,200,000	1,200,000	(d)(m)(n)

See Notes to Financial Statements.

26	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sarasota County Public Hospital District, Refunding, Sarasota Memorial Hospital	1.520%	7/1/37	$500,000	$500,000	(m)(n)
Total Florida				2,200,000
Illinois — 0.0%
Sterling, IL, Taxable, Rock River Redevelopment	2.200%	12/1/22	500,000	500,000	(m)(n)
Minnesota — 0.0%
Minneapolis, MN/St Paul Housing & Redevelopment Authority, Allina Health, C2, LOC — Wells Fargo Bank N.A.	1.580%	11/15/34	200,000	200,000	(m)(n)
Mississippi — 0.4%
Mississippi Business Finance Corp., Chevron USA Inc. Project, Series C	1.450%	11/1/35	10,400,000	10,400,000	(m)(n)
New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, Southern Ocean County Hospital	1.580%	7/1/36	600,000	600,000	(m)(n)
New York — 3.5%
New York City Health & Hospital Corp., Health System, Series D, LOC — JPMorgan Chase Bank	1.540%	2/15/26	2,120,000	2,120,000	(m)(n)
New York City TFA Future Tax Secured Revenue, Subordinated, Future Tax Secured	1.410%	8/1/42	16,300,000	16,300,000	(m)(n)
New York City, NY, GO:
Series One, Subordinated Series I-2, SPA — JP Morgan Chase Bank	1.410%	3/1/40	6,500,000	6,500,000	(m)(n)
Subordinated Series H-5, LOC — Dexia Credit Local	1.490%	3/1/34	4,700,000	4,700,000	(m)(n)
New York City, NY, TFA Revenue, Subordinated Series 2A, SPA — Dexia Credit Local	1.490%	11/1/22	9,060,000	9,060,000	(m)(n)
New York State Housing Finance Agency:
363 West 30th Street	1.580%	11/1/32	400,000	400,000	(m)(n)
42nd and 10th Housing LIQ-FHLMC	1.480%	11/1/41	1,900,000	1,900,000	(c)(m)(n)
42nd and 10th Housing LIQ-FHLMC	1.540%	11/1/41	300,000	300,000	(c)(m)(n)
New York State Urban Development Corp., State Facilities A3A	1.550%	3/15/33	500,000	500,000	(m)(n)
New York, NY, GO, Subordinated, Series D-3	1.410%	8/1/38	25,080,000	25,080,000	(m)(n)
Triborough Bridge & Tunnel Authority, Refunding, General, Subordinated Series B-3	1.400%	1/1/32	18,100,000	18,100,000	(m)(n)
Total New York				84,960,000
North Carolina — 0.2%
Charlotte, NC, COP, 2003 Governmental Facilities Project LIQ — Wells Fargo Bank N.A.	1.570%	6/1/33	1,235,000	1,235,000	(m)(n)
North Carolina Medical Care Commission:
Novant Health Group, Series B SPA — JPMorgan Chase	1.520%	11/1/34	1,700,000	1,700,000	(m)(n)

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Wakemed Obligated Group, Series B LOC — Wells Fargo Bank N.A.	1.520%	10/1/38	$600,000	$600,000	(m)(n)
Raleigh, NC, COP, Downtown Improvement Project, B-1 SPA — Wells Fargo Bank N.A.	1.520%	2/1/34	810,000	810,000	(m)(n)
Total North Carolina				4,345,000
Texas — 1.6%
Gulf Coast IDA, Exxon Mobil Project	1.380%	11/1/41	15,000,000	15,000,000	(m)(n)
Harris County Cultural Education Facilities Finance Corp., Refunding, Hermann Memorial Healthcare	1.520%	6/1/27	600,000	600,000	(m)(n)
Houston, TX, Combined Utility System Revenue, Refunding, First Lien B-3	1.560%	5/15/34	100,000	100,000	(m)(n)
Permanent University Fund — University of Texas System, Series A	1.480%	7/1/38	13,810,000	13,810,000	(m)(n)
The University of Texas System, Financing System, Series B	1.480%	8/1/39	10,100,000	10,100,000	(m)(n)
Total Texas				39,610,000
Washington — 0.1%
Vancouver Housing Authority, Various Refunding Pooled Housing LIQ — FHLMC	1.580%	12/1/38	100,000	100,000	(m)(n)
Washington HFC:
Overlake School Project LOC — Wells Fargo Bank N.A.	1.580%	10/1/29	820,000	820,000	(m)(n)
Overlake School Project LOC — Wells Fargo Bank N.A.	1.580%	10/1/29	300,000	300,000	(m)(n)
Total Washington				1,220,000
Wisconsin — 0.0%
Wisconsin HEFA, Taxable, Series D	2.130%	3/1/28	300,000	300,000	(m)(n)
Wyoming — 0.3%
County of Uinta, WY, Refunding, Chevron USA Inc. Project	1.450%	8/15/20	6,200,000	6,200,000	(m)(n)
Total Short-Term Investments (Cost — $156,120,000)				156,120,000
Total Investments — 105.5% (Cost — $2,507,484,053)				2,558,608,462
Liabilities in Excess of Other Assets — (5.5)%				(133,203,517)
Total Net Assets — 100.0%				$2,425,404,945

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Financial Statements.

28	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset Intermediate-Term Municipals Fund

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	The maturity principal is currently in default as of September 30, 2018.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	The coupon payment on these securities is currently in default as of September 30, 2018.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	Security is valued using significant unobservable inputs (See Note 1).

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(m)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(n)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration — Insured Bonds
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

September 30, 2018

Western Asset Intermediate-Term Municipals Fund

Abbreviations used in this schedule (cont’d):
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	4.5%
AA/Aa	32.6
A	34.0
BBB/Baa	14.7
BB/Ba	1.2
B	0.7
CCC/Caa	0.4
CC/Ca	0.1
A-1/VMIG 1	6.1
NR***	5.7
100.0%

*	As a percentage of total investments.

**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***

The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

30	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

September 30, 2018

Assets:
Investments, at value (Cost — $2,507,484,053)	$2,558,608,462
Cash	5,921
Interest receivable	31,651,031
Receivable for securities sold	17,799,298
Receivable for Fund shares sold	2,469,703
Prepaid expenses	159,092
Other assets	458
Total Assets	2,610,693,965

Liabilities:
Payable for Fund shares repurchased	173,029,950
Payable for securities purchased	9,987,915
Investment management fee payable	1,071,346
Service and/or distribution fees payable	352,088
Distributions payable	296,043
Trustees’ fees payable	10,777
Accrued expenses	540,901
Total Liabilities	185,289,020
Total Net Assets	$2,425,404,945

Net Assets:
Par value (Note 7)	$3,881
Paid-in capital in excess of par value	2,492,346,623
Undistributed net investment income	1,925,827
Accumulated net realized loss on investments and futures contracts	(119,995,795)
Net unrealized appreciation on investments	51,124,409
Total Net Assets	$2,425,404,945

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	31

Statement of assets and liabilities (unaudited) (cont’d)

September 30, 2018

Net Assets:
Class A	$545,914,131
Class C	$454,712,824
Class I	$1,244,423,269
Class IS	$180,354,721

Shares Outstanding:
Class A	87,372,047
Class C	72,670,980
Class I	199,202,615
Class IS	28,846,360

Net Asset Value:
Class A (and redemption price)	$6.25
Class C (and redemption price)	$6.26
Class I (and redemption price)	$6.25
Class IS (and redemption price)	$6.25
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$6.39

See Notes to Financial Statements.

32	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2018

Investment Income:
Interest	$50,992,409

Expenses:
Investment management fee (Note 2)	6,548,612
Service and/or distribution fees (Notes 2 and 5)	2,264,618
Transfer agent fees (Note 5)	946,366
Fund accounting fees	92,381
Registration fees	87,112
Legal fees	68,264
Trustees’ fees	34,162
Audit and tax fees	27,826
Shareholder reports	25,361
Insurance	15,985
Commitment fees (Note 8)	14,325
Custody fees	4,081
Miscellaneous expenses	24,640
Total Expenses	10,153,733
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(16,506)
Net Expenses	10,137,227
Net Investment Income	40,855,182

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(5,930,404)
Futures contracts	210,927
Net Realized Loss	(5,719,477)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(21,178,990)
Net Loss on Investments and Futures Contracts	(26,898,467)
Increase in Net Assets From Operations	$13,956,715

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	33

Statements of changes in net assets

For the Six Months Ended September 30, 2018 (unaudited) and the Year Ended March 31, 2018	September 30	March 31

Operations:
Net investment income	$40,855,182	$82,860,033
Net realized gain (loss)	(5,719,477)	5,367,485
Change in net unrealized appreciation (depreciation)	(21,178,990)	(32,505,173)
Increase in Net Assets From Operations	13,956,715	55,722,345

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(40,504,951)	(82,443,108)
Decrease in Net Assets From Distributions to Shareholders	(40,504,951)	(82,443,108)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	601,885,275	669,146,201
Reinvestment of distributions	38,401,047	78,765,173
Cost of shares repurchased	(785,282,873)	(754,225,544)
Decrease in Net Assets From Fund Share Transactions	(144,996,551)	(6,314,170)
Decrease in Net Assets	(171,544,787)	(33,034,933)

Net Assets:
Beginning of period	2,596,949,732	2,629,984,665
End of period*	$2,425,404,945	$2,596,949,732
*Includes undistributed net investment income of:	$1,925,827	$1,575,596

See Notes to Financial Statements.

34	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$6.31	$6.38	$6.61	$6.63	$6.49	$6.80

Income (loss) from operations:
Net investment income	0.10	0.20	0.20	0.21	0.21	0.22
Net realized and unrealized gain (loss)	(0.06)	(0.07)	(0.23)	(0.02)	0.13	(0.31)
Total income (loss) from operations	0.04	0.13	(0.03)	0.19	0.34	(0.09)

Less distributions from:
Net investment income	(0.10)	(0.20)	(0.20)	(0.21)	(0.20)	(0.22)
Total distributions	(0.10)	(0.20)	(0.20)	(0.21)	(0.20)	(0.22)

Net asset value, end of period	$6.25	$6.31	$6.38	$6.61	$6.63	$6.49
Total return[3]	0.60%	2.09%	(0.43)%	2.88%	5.37%	(1.32)%

Net assets, end of period (millions)	$546	$585	$638	$1,331	$1,324	$1,203

Ratios to average net assets:
Gross expenses	0.76%[4]	0.75%	0.75%	0.74%	0.75%	0.75%
Net expenses	0.76 [4,5]	0.75 [5]	0.75 [5]	0.74	0.75	0.75
Net investment income	3.13 [4]	3.19	3.12	3.17	3.11	3.38

Portfolio turnover rate	10%	15%	17%	8%	7%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$6.32	$6.38	$6.62	$6.64	$6.50	$6.81

Income (loss) from operations:
Net investment income	0.08	0.17	0.17	0.17	0.17	0.18
Net realized and unrealized gain (loss)	(0.06)	(0.06)	(0.24)	(0.02)	0.14	(0.31)
Total income (loss) from operations	0.02	0.11	(0.07)	0.15	0.31	(0.13)

Less distributions from:
Net investment income	(0.08)	(0.17)	(0.17)	(0.17)	(0.17)	(0.18)
Total distributions	(0.08)	(0.17)	(0.17)	(0.17)	(0.17)	(0.18)

Net asset value, end of period	$6.26	$6.32	$6.38	$6.62	$6.64	$6.50
Total return[3]	0.31%	1.50%	(0.99)%	2.29%	4.77%	(1.88)%

Net assets, end of period (millions)	$455	$520	$648	$714	$730	$727

Ratios to average net assets:
Gross expenses	1.34%[4]	1.33%	1.32%	1.32%	1.32%	1.33%
Net expenses	1.34 [4]	1.33 [5]	1.32 [5]	1.32	1.32	1.33
Net investment income	2.55 [4]	2.61	2.55	2.59	2.54	2.79

Portfolio turnover rate	10%	15%	17%	8%	7%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$6.31	$6.38	$6.61	$6.62	$6.49	$6.80

Income (loss) from operations:
Net investment income	0.10	0.21	0.21	0.22	0.22	0.23
Net realized and unrealized gain (loss)	(0.06)	(0.07)	(0.23)	(0.01)	0.12	(0.31)
Total income (loss) from operations	0.04	0.14	(0.02)	0.21	0.34	(0.08)

Less distributions from:
Net investment income	(0.10)	(0.21)	(0.21)	(0.22)	(0.21)	(0.23)
Total distributions	(0.10)	(0.21)	(0.21)	(0.22)	(0.21)	(0.23)

Net asset value, end of period	$6.25	$6.31	$6.38	$6.61	$6.62	$6.49
Total return[3]	0.68%	2.24%	(0.28)%	3.18%	5.37%	(1.17)%

Net assets, end of period (millions)	$1,244	$1,492	$1,344	$632	$521	$401

Ratios to average net assets:
Gross expenses	0.60%[4]	0.62%	0.64%	0.65%	0.62%	0.71%
Net expenses[5,6]	0.60 [4]	0.60	0.60	0.60	0.60	0.60
Net investment income	3.30 [4]	3.34	3.28	3.31	3.26	3.53

Portfolio turnover rate	10%	15%	17%	8%	7%	9%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
Class IS Shares[1,2]	2018

Net asset value, beginning of period	$6.26

Income (loss) from operations:
Net investment income	0.01
Net realized and unrealized loss	(0.01)
Total income from operations	0.00 [3]

Less distributions from:
Net investment income	(0.01)
Total distributions	(0.01)

Net asset value, end of period	$6.25
Total return[4]	(0.05)%

Net assets, end of period (millions)	$180

Ratios to average net assets:
Gross expenses[5,6]	0.53%
Net expenses[5,6]	0.53
Net investment income[5,6]	2.98

Portfolio turnover rate[7]	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period ended September 18, 2018 (inception date) to September 30, 2018.

[3]	Represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to the average net assets of Class IS shares did not exceed 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	For the six months ended September 30, 2018.

See Notes to Financial Statements.

38	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the super-vision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

40	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Municipal bonds	—	$2,389,750,410	—	$2,389,750,410
Collateralized mortgage obligations	—	12,235,700	—	12,235,700
Statutory trust certificates	—	—	$502,352	502,352
Total long-term investments	—	2,401,986,110	502,352	2,402,488,462
Short-term investments†	—	156,120,000	—	156,120,000
Total investments	—	$2,558,106,110	$502,352	$2,558,608,462

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

42	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

As of September 30, 2018, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class IS shares did not exceed 0.60% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of the total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the six months ended September 30, 2018, fees waived and/or expenses reimbursed amounted to $16,506.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class C shares acquired from another Legg Mason Partners Fund subject to a CDSC remain subject to the original fund’s CDSC while held in the Fund.

44	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

For the six months ended September 30, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$33,388	—
CDSCs	10,157	—

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended September 30, 2018, such purchase and sale transactions (excluding accrued interest) were $284,000,000 and $311,489,705, respectively, with a net realized loss of $1,440,307.

3. Investments

During the six months ended September 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$257,084,606
Sales	351,314,877

At September 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,507,484,053	$67,543,875	$(16,419,466)	$51,124,409

4. Derivative instruments and hedging activities

At September 30, 2018, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended September 30, 2018. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$210,927

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

During the six months ended September 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$5,189,036

†	At September 30, 2018, there were no positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$428,269	†	$239,278
Class C	1,836,349		155,547
Class I	—		551,541
Class IS1	—		0	*
Total	$2,264,618		$946,366

†	Amounts shown are exclusive of expense reimbursements. For the six months ended September 30, 2018, the service and/or distribution fees reimbursed amounted to $100 for Class A shares.

[1]	For the period September 18, 2018 (inception date) to September 30, 2018.

*	Amount represents less than $1.

For the six months ended September 30, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$100
Class C	—
Class I	16,406
Class IS1	—
Total	$16,506

[1]	For the period September 18, 2018 (inception date) to September 30, 2018.

6. Distributions to shareholders by class

	Six Months Ended September 30, 2018	Year Ended March 31, 2018
Net Investment Income:
Class A	$8,868,684	$20,042,338
Class C	6,187,597	15,347,172
Class I	25,245,148	47,053,598
Class IS1	203,522	—
Total	$40,504,951	$82,443,108

[1]	For the period September 18, 2018 (inception date) to September 30, 2018.

46	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

7. Shares of beneficial interest

At September 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2018		Year Ended March 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,315,897	$33,464,289	17,016,260	$109,258,390
Shares issued on reinvestment	1,279,858	8,053,677	2,852,521	18,278,275
Shares repurchased	(11,880,908)	(74,763,290)	(27,301,852)	(174,896,811)
Net decrease	(5,285,153)	$(33,245,324)	(7,433,071)	$(47,360,146)

Class C
Shares sold	2,285,583	$14,406,393	10,502,770	$67,535,985
Shares issued on reinvestment	968,612	6,101,452	2,337,758	15,006,033
Shares repurchased	(12,851,005)	(81,007,134)	(32,020,095)	(205,677,600)
Net decrease	(9,596,810)	$(60,499,289)	(19,179,567)	$(123,135,582)

Class I
Shares sold	59,200,103	$372,762,539	76,805,045	$492,351,826
Shares issued on reinvestment	3,820,827	24,042,788	7,100,373	45,480,865
Shares repurchased	(100,217,729)	(628,635,005)	(58,302,899)	(373,651,133)
Net increase (decrease)	(37,196,799)	$(231,829,678)	25,602,519	$164,181,558

Class IS1
Shares sold	28,954,248	$181,252,054	—	—
Shares issued on reinvestment	32,501	203,130	—	—
Shares repurchased	(140,389)	(877,444)	—	—
Net increase	28,846,360	$180,577,740	—	—

[1]	For the period September 18, 2018 (inception date) to September 30, 2018.

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear

Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended September 30, 2018, the Fund incurred a commitment fee in the amount of $14,325. The Fund did not utilize the Redemption Facility during the six months ended September 30, 2018.

9. Capital loss carryforward

As of March 31, 2018, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
3/31/2019	$(46,830,604)

This amount will be available to offset any future taxable gains, except that under applicable tax rules, deferred capital losses of $70,418,481, which have no expiration date, must be used first to offset any such gains.

48	Western Asset Intermediate-Term Municipals Fund 2018 Semi-Annual Report

Western Asset

Intermediate-Term Municipals Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

*	Effective June 11, 2018, BNY became custodian.

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Intermediate-Term Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Intermediate-Term Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate-Term Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0804 11/18 SR18-3462

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	November 20, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	November 20, 2018